Employee benefit obligations - Plan Asset Composition (Details)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Cash and equivalent	2.50%	2.90%
Debt instruments	24.90%	24.50%
Equity instruments	32.90%	33.70%
Real estate	19.60%	18.50%
Mortgages	4.70%	5.20%
Alternative assets	15.40%	15.20%
Total	100.00%	100.00%